Russell 1000 High Volatility ETF
RUSSELL 1000 HIGH VOLATILITY ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 1000 High Volatility ETF
Management Fee	[1]	0.49%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.49%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.29%)
Net Annual Fund Operating Expenses	[1]	0.20%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 1000 High Volatility ETF
1 Year	20
3 Years	135
5 Years	333
10 Years	905

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities with high volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. High volatility securities are considered to have a higher return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

        To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to high volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high volatility securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets. However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.